Hedge accounting (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about hedged items [abstract]
Summary of detailed information about hedging instruments

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in Other comprehensive income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness
	Assets	Liabilities
Strategies	2024

Foreign exchange risk
Hedge of net investment in foreign operations	675,168	—	136,598	708,102	(138,777)
Total	675,168	—	136,598	708,102	(138,777)

	2023

Foreign exchange risk
Hedge of net investment in foreign operations	450,853	—	(34,603)	446,442	41,235
Total	450,853	—	(34,603)	446,442	41,235

	2022

Foreign exchange risk
Hedge of net investment in foreign operations	395,594	—	(17,281)	414,043	18,480
Total	395,594	—	(17,281)	414,043	18,480

Effects of hedge accounting
The effects of hedge accounting on the financial position and performance of the Group are presented below:

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness

	Assets	Liabilities
Strategies	2024

Interest rate and foreign exchange risk
Structured notes	—	17,671,952	2,727,761	18,273,237	(2,817,265)
Issued bonds	—	2,612,153	(779,318)	2,544,997	861,368
Brazilian sovereign bonds	24,728,299	—	(384,453)	24,624,210	372,940
Payroll loans	842,210	—	(31,328)	850,579	29,466
Loan operations	2,381,358	—	(17,669)	2,377,504	16,600
Total	27,951,867	20,284,105	1,514,993	48,670,527	(1,536,891)

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness
	Assets	Liabilities
Strategies	2023

Interest rate and foreign exchange risk
Structured notes	—	16,593,439	(816,142)	16,702,984	849,160
Issued bonds	—	3,542,258	131,181	3,379,798	(189,189)
Total	—	20,135,697	(684,961)	20,082,782	659,971
The effects of hedge accounting on the financial position and performance of the Group are presented below:

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in Other comprehensive income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness
	Assets	Liabilities
Strategies	2024

Market price risk
Long term incentive plan taxes	—	234,310	205,701	206,068	(198,386)
Total	—	234,310	205,701	206,068	(198,386)

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in Other comprehensive income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness
	Assets	Liabilities
Strategies	2023

Market price risk
Long term incentive plan taxes	—	414,315	(59,517)	438,765	70,906
Total	—	414,315	(59,517)	438,765	70,906
The table below presents, for each risk factor and hedging instruments categories, the nominal value and the adjustments to the fair value of the hedging instruments and the book value of the hedged object:

	2024
	Notional amount	Book value		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
Hedge Instruments		Assets	Liabilities

Interest rate risk
Futures	48,535,725	27,951,867	20,150,635	(1,589,844)	(20,755)
Foreign exchange risk
Futures	842,904	675,168	133,470	(85,824)	(3,322)
Market price risk
Swaps	206,068	—	234,310	(198,386)	7,315

	2023
	Notional amount	Book value		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
Hedge Instruments		Assets	Liabilities

Interest rate risk
Futures	19,859,217	—	19,896,226	675,035	(19,807)
Foreign exchange risk
Futures	670,007	450,853	239,472	26,171	1,449
Market price risk
Swaps	438,765	—	414,315	70,906	11,389
The table below presents, for each strategy, the notional amount and the fair value adjustments of hedging instruments and the book value of the hedged item:

	December 31, 2024			December 31, 2023			December 31, 2022
	Hedge instruments		Hedge item	Hedge instruments		Hedge item	Hedge instruments		Hedge item
Strategies	Notional amount	Fair value adjustments	Book value	Notional amount	Fair value adjustments	Book value	Notional amount	Fair value adjustments	Book value

Hedge of fair value	48,670,527	(1,536,891)	1,514,993	20,082,782	659,971	(684,961)	17,887,369	(932,486)	887,138
Hedge of net investment in foreign operations	708,102	(138,777)	136,598	446,442	41,235	(34,603)	414,043	18,480	(17,252)
Hedge of cash flow	206,068	(198,386)	205,701	438,765	70,906	(59,517)	261,818	(348,248)	346,900
Total	49,584,697	(1,874,054)	1,857,292	20,967,989	772,112	(779,081)	18,563,230	(1,262,254)	1,216,786

Information about how designated risk component relates to hedged item in its entirety [text block]
The table below shows the breakdown of notional value by maturity of the hedging strategies:

	2024
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Hedge of fair value	12,547,147	15,169,533	11,423,467	3,203,777	2,556,701	941,397	2,828,505	48,670,527
Hedge of net investment in foreign operations	708,102	—	—	—	—	—	—	708,102
Hedge of cash flow	206,068	—	—	—	—	—	—	206,068
Total	13,461,317	15,169,533	11,423,467	3,203,777	2,556,701	941,397	2,828,505	49,584,697

	2023
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Hedge of fair value	696,906	1,653,677	6,001,602	6,920,470	2,888,836	1,921,291	—	20,082,782
Hedge of net investment in foreign operations	400,918	45,524	—	—	—	—	—	446,442
Hedge of cash flow	438,765	—	—	—	—	—	—	438,765
Total	1,536,589	1,699,201	6,001,602	6,920,470	2,888,836	1,921,291	—	20,967,989

	2022
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Hedge of fair value	229,368	707,421	2,773,333	5,913,477	5,930,291	2,333,479	—	17,887,369
Hedge of net investment in foreign operations	381,958	—	32,085	—	—	—	—	414,043
Hedge of cash flow	261,818	—	—	—	—	—	—	261,818
Total	873,144	707,421	2,805,418	5,913,477	5,930,291	2,333,479	—	18,563,230